UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2017

Date of reporting period: 12/31/2016

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2016 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$709,678,502
Total Investments (Cost — $579,215,062) — 100.1%	709,678,502
Liabilities in Excess of Other Assets — (0.1)%	(752,895)

Net Assets — 100.0%	$708,925,607

Notes to Schedule of Investments

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2016, the value of the investment and the percentage owned by the Fund of the Master LLC was $709,678,502 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2016, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2016, there were no transfers between levels.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2016	1

Schedule of Investments December 31, 2016 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	193,000	$3,464,350
Cubic Corp.	158,800	7,614,460
Triumph Group, Inc.	109,730	2,907,845

		13,986,655
Air Freight & Logistics — 2.1%
Forward Air Corp.	116,700	5,529,246
Hub Group, Inc., Class A (a)	206,975	9,055,156

		14,584,402
Auto Components — 0.5%
Dorman Products, Inc. (a)	48,605	3,551,081
Banks — 6.4%
CenterState Banks, Inc.	86,700	2,182,239
Green Bancorp, Inc. (a)(b)	370,601	5,633,135
IBERIABANK Corp.	42,600	3,567,750
NBT Bancorp, Inc.	88,900	3,723,132
OFG Bancorp	500,800	6,560,480
TCF Financial Corp.	102,100	2,000,139
Texas Capital Bancshares, Inc. (a)	82,700	6,483,680
TriState Capital Holdings, Inc. (a)	416,690	9,208,849
UMB Financial Corp.	75,400	5,814,848

		45,174,252
Beverages — 1.5%
Boston Beer Co., Inc., Class A (a)	41,158	6,990,686
Cott Corp.	292,808	3,317,515

		10,308,201
Biotechnology — 0.0%
Xoma Corp. (a)	214	903
Capital Markets — 1.8%
Financial Engines, Inc.	84,400	3,101,700
Greenhill & Co., Inc.	140,000	3,878,000
Piper Jaffray Cos. (a)	79,300	5,749,250

		12,728,950
Chemicals — 0.7%
Kraton Performance Polymers, Inc. (a)	104,195	2,967,474
Stepan Co.	23,393	1,906,062

		4,873,536
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	104,177	4,254,589
Advanced Disposal Services, Inc. (a)	191,743	4,260,529
Matthews International Corp., Class A	45,510	3,497,444

		12,012,562
Communications Equipment — 1.6%
Ciena Corp. (a)	241,700	5,899,897
NetScout Systems, Inc. (a)(b)	177,957	5,605,646

		11,505,543
Construction & Engineering — 1.1%
Aegion Corp. (a)	109,500	2,595,150
KBR, Inc.	311,400	5,197,266

		7,792,416
Consumer Finance — 2.0%
EZCORP, Inc., Class A (a)	430,400	4,583,760

Common Stocks	Shares	Value
Consumer Finance (continued)
Firstcash, Inc.	114,300	$5,372,100
Pra Group, Inc. (a)	99,800	3,902,180

		13,858,040
Electric Utilities — 1.9%
ALLETE, Inc.	134,700	8,646,393
El Paso Electric Co.	107,200	4,984,800

		13,631,193
Electrical Equipment — 0.4%
Generac Holdings, Inc. (a)(b)	72,500	2,953,650
Electronic Equipment, Instruments & Components — 2.1%
Anixter International, Inc. (a)	30,600	2,480,130
FARO Technologies, Inc. (a)	88,300	3,178,800
InvenSense, Inc. (a)	297,400	3,803,746
MTS Systems Corp.	102,180	5,793,606

		15,256,282
Energy Equipment & Services — 4.0%
CARBO Ceramics, Inc. (a)	271,100	2,835,706
Dril-Quip, Inc. (a)(b)	75,800	4,551,790
Newpark Resources, Inc. (a)(b)	1,107,500	8,306,250
Patterson-UTI Energy, Inc.	160,600	4,323,352
Superior Energy Services, Inc.	332,300	5,609,224
U.S. Silica Holdings, Inc.	42,600	2,414,568

		28,040,890
Equity Real Estate Investment Trusts (REITs) — 4.6%
Cedar Realty Trust, Inc.	1,074,882	7,018,979
LTC Properties, Inc.	190,680	8,958,146
Pebblebrook Hotel Trust (b)	239,957	7,138,721
Pennsylvania Real Estate Investment Trust (b)	495,954	9,403,288

		32,519,134
Food & Staples Retailing — 1.1%
Smart & Final Stores, Inc. (a)(b)	179,400	2,529,540
SUPERVALU, Inc. (a)	1,205,940	5,631,740

		8,161,280
Food Products — 1.0%
Nomad Holdings Ltd. (a)	350,100	3,350,457
Pinnacle Foods, Inc.	64,802	3,463,667

		6,814,124
Gas Utilities — 1.4%
Northwest Natural Gas Co.	65,500	3,916,900
South Jersey Industries, Inc.	180,800	6,091,152

		10,008,052
Health Care Equipment & Supplies — 4.7%
Halyard Health, Inc. (a)	186,980	6,914,520
Invacare Corp.	453,957	5,924,139
Merit Medical Systems, Inc. (a)	395,341	10,476,537
OraSure Technologies, Inc. (a)(b)	1,148,038	10,079,774

		33,394,970
Health Care Providers & Services — 3.8%
Landauer, Inc.	215,582	10,369,494

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2016	1

Schedule of Investments (continued)	Master Value Opportunities LLC

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
LifePoint Hospitals, Inc. (a)	148,376	$8,427,757
Owens & Minor, Inc.	230,846	8,146,555

		26,943,806
Hotels, Restaurants & Leisure — 3.8%
BJ’s Restaurants, Inc. (a)	58,560	2,301,408
Bloomin’ Brands, Inc.	288,970	5,210,129
Bob Evans Farms, Inc.	176,274	9,379,540
ILG, Inc.	468,581	8,514,117
Papa John’s International, Inc.	19,707	1,686,525

		27,091,719
Household Durables — 0.3%
Taylor Morrison Home Corp., Class A (a)	123,029	2,369,539
Insurance — 3.5%
American Equity Investment Life Holding Co.	200,551	4,520,420
Employers Holdings, Inc.	50,500	1,999,800
Heritage Insurance Holdings, Inc.	255,900	4,009,953
Horace Mann Educators Corp.	57,800	2,473,840
Maiden Holdings Ltd.	40,900	713,705
ProAssurance Corp.	116,300	6,536,060
Selective Insurance Group, Inc.	113,500	4,886,175

		25,139,953
Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com, Inc., Class A (a)	397,352	4,251,666
Internet Software & Services — 0.6%
comScore, Inc. (a)(b)	124,400	3,928,552
IT Services — 1.9%
CACI International, Inc., Class A (a)	78,800	9,794,840
CSG Systems International, Inc.	81,191	3,929,644

		13,724,484
Life Sciences Tools & Services — 0.8%
Albany Molecular Research, Inc. (a)(b)	173,107	3,247,487
Pacific Biosciences of California, Inc. (a)(b)	619,648	2,354,662

		5,602,149
Machinery — 5.1%
Actuant Corp., Class A	269,100	6,983,145
Albany International Corp., Class A	103,300	4,782,790
Chart Industries, Inc. (a)	137,646	4,958,009
Franklin Electric Co., Inc.	102,500	3,987,250
Hillenbrand, Inc.	181,800	6,972,030
Kennametal, Inc.	77,900	2,435,154
SPX Corp. (a)	253,300	6,008,276
Titan International, Inc.	34,400	385,624

		36,512,278
Marine — 0.5%
Scorpio Bulkers, Inc. (a)	657,618	3,320,971
Media — 1.3%
Cable One, Inc.	15,110	9,394,340
Metals & Mining — 3.3%
AK Steel Holding Corp. (a)(b)	588,900	6,012,669
Haynes International, Inc.	194,353	8,355,235
Hecla Mining Co.	169,000	885,560
Materion Corp.	201,786	7,990,726

		23,244,190

Common Stocks	Shares	Value
Multiline Retail — 1.2%
Dillard’s, Inc., Class A	55,200	$3,460,488
Fred’s, Inc., Class A	273,890	5,083,398

		8,543,886
Oil, Gas & Consumable Fuels — 2.0%
Eclipse Resources Corp. (a)	879,400	2,347,998
Energen Corp. (a)	96,500	5,565,155
SM Energy Co.	76,800	2,648,064
Whiting Petroleum Corp. (a)(b)	289,300	3,477,386

		14,038,603
Paper & Forest Products — 2.5%
Clearwater Paper Corp. (a)	94,500	6,194,475
Domtar Corp.	103,200	4,027,896
PH Glatfelter Co.	318,300	7,604,187

		17,826,558
Pharmaceuticals — 1.3%
Phibro Animal Health Corp., Class A	305,544	8,952,439
Professional Services — 1.0%
Huron Consulting Group, Inc. (a)	53,600	2,714,840
TriNet Group, Inc. (a)	177,400	4,544,988

		7,259,828
Real Estate Management & Development — 1.0%
Marcus & Millichap, Inc. (a)	267,674	7,152,249
Road & Rail — 1.3%
ArcBest Corp.	135,993	3,760,206
Heartland Express, Inc.	273,700	5,572,532

		9,332,738
Semiconductors & Semiconductor Equipment — 4.5%
DSP Group, Inc. (a)	390,686	5,098,452
Integrated Device Technology, Inc. (a)	212,800	5,013,568
Kulicke & Soffa Industries, Inc. (a)	231,500	3,692,425
Microsemi Corp. (a)	82,869	4,472,440
Rambus, Inc. (a)	332,200	4,574,394
Ultratech, Inc. (a)	248,600	5,961,428
Veeco Instruments, Inc. (a)	115,300	3,360,995

		32,173,702
Software — 3.7%
Bottomline Technologies, Inc. (a)	184,800	4,623,696
PTC, Inc. (a)	132,800	6,144,656
TiVo Corp. (a)	268,028	5,601,785
Verint Systems, Inc. (a)	195,800	6,901,950
Zynga, Inc., Class A (a)	1,121,800	2,883,026

		26,155,113
Specialty Retail — 4.6%
Abercrombie & Fitch Co., Class A	95,400	1,144,800
Buckle, Inc.	64,200	1,463,760
DSW, Inc., Class A	74,482	1,687,017
Express, Inc. (a)	419,700	4,515,972
Five Below, Inc. (a)(b)	136,300	5,446,548
Genesco, Inc. (a)	9,479	588,646
Hibbett Sports, Inc. (a)(b)	150,900	5,628,570
Monro Muffler Brake, Inc.	72,479	4,145,799
Murphy USA, Inc. (a)	39,755	2,443,740

2	BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Value Opportunities LLC

Common Stocks	Shares	Value
Specialty Retail (continued)
Party City Holdco, Inc. (a)(b)	207,799	$2,950,746
Penske Automotive Group, Inc.	51,489	2,669,190

		32,684,788
Technology Hardware, Storage & Peripherals — 0.8%
Diebold, Inc.	224,200	5,638,630
Textiles, Apparel & Luxury Goods — 3.4%
G-III Apparel Group Ltd. (a)(b)	128,184	3,789,119
Oxford Industries, Inc.	89,900	5,405,687
Skechers U.S.A., Inc., Class A (a)	188,000	4,621,040
Steven Madden Ltd. (a)	96,400	3,446,300
Vera Bradley, Inc. (a)(b)	81,300	952,836
Wolverine World Wide, Inc.	269,270	5,910,477

		24,125,459
Thrifts & Mortgage Finance — 1.5%
Essent Group Ltd. (a)	208,600	6,752,382
Northwest Bancshares, Inc.	202,600	3,652,878

		10,405,260
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	95,300	5,660,820
WESCO International, Inc. (a)	37,700	2,508,935

		8,169,755
Total Common Stocks — 98.0%		695,138,771

Warrants	Shares	Value
Biotechnology — 0.0%
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76) (a)	202,350	—
Total Warrants — 0.0%		—
Total Long-Term Investments (Cost — $563,547,727) — 98.0%		$695,138,771

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (c)(d)	20,075,876	20,075,876
SL Liquidity Series, LLC, Money Market Series, 0.95% (c)(d)(e)	45,502,825	45,507,375
Total Short-Term Securities (Cost — $65,580,278) — 9.2%		65,583,251
Total Investments (Cost — $629,128,005*) — 107.2%		760,722,022
Liabilities in Excess of Other Assets — (7.2)%		(51,043,520)

Net Assets — 100.0%		$709,678,502

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$633,939,473

Gross unrealized appreciation	$140,019,236
Gross unrealized depreciation	(13,236,687)

Net unrealized appreciation	$126,782,549

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2016	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	216,833	(216,833)	—	—	$1,569
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	20,075,876	20,075,876	$20,075,876	6,274		$40
SL Liquidity Series, LLC, Money Market Series	28,621,890	16,880,935	45,502,825	45,507,375	138,630	[1]	—
Total				$65,583,251	$146,473		$40

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2016	3

Schedule of Investments (concluded)	Master Value Opportunities LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$695,138,771	—	—	$695,138,771
Short-Term Securities	20,075,876	—	—	20,075,876

Subtotal	$715,214,647	—	—	$715,214,647

Investments Valued at NAV[2]				45,507,375

Total Investments				$760,722,022

[1]	See above Schedule of Investments for values in each industry.

[2]	As of December 31, 2016, certain of the Master LLC’s investments were valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2016, there were no transfers between levels.

4	BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 22, 2017